Income and expenses - Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff costs
Average number of employees	3,470	3,294	3,317
Wages, salaries and similar expenses	$ 232,880	$ 214,374	$ 161,957
Pension plan contributions	7,977	7,571	3,641
Employee benefit costs	73,953	58,972	49,184
Staff costs	$ 314,810	$ 280,917	$ 214,782
Directors
Staff costs
Average number of employees	9	8	6
Senior Managers
Staff costs
Average number of employees	288	289	291
Employees
Staff costs
Average number of employees	3,173	2,997	3,020